Commitments and Contingencies - Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Contingencies And Commitments [Line Items]
2013	$ 1,338	$ 1,349
2014	1,259	1,260
2015	618	618
2016	556	556
2017	580	580
Thereafter	2,654	2,654
Total	$ 7,005	$ 7,017